Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 260,349	$ 241,789
Gross unrealized gains	1,909	1,534
Gross unrealized losses	(1,455)	(1,528)
Fair value	260,803	241,795
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	41,900	39,827
Gross unrealized gains	73	46
Gross unrealized losses	(72)	(7)
Fair value	41,901	39,866
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	13,566	11,368
Gross unrealized gains	52	39
Gross unrealized losses	(114)	(89)
Fair value	13,504	11,318
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	141,661	131,385
Gross unrealized gains	907	622
Gross unrealized losses	(1,207)	(1,316)
Fair value	141,361	130,691
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,826	11,975
Gross unrealized gains	28	14
Gross unrealized losses	(8)	(56)
Fair value	16,846	11,933
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,568	2,674
Gross unrealized gains	8	7
Gross unrealized losses	(4)	(7)
Fair value	2,572	2,674
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,629	10,126
Gross unrealized gains	11	15
Gross unrealized losses	(1)	(2)
Fair value	9,639	10,139
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	33,233	33,602
Gross unrealized gains	129	122
Gross unrealized losses	(44)	(46)
Fair value	33,318	33,678
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	966	832
Gross unrealized gains	701	669
Gross unrealized losses	(5)	(5)
Fair value	$ 1,662	$ 1,496